OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER ASSETS, NET

NOTE 4:-	OTHER ASSETS, NET

	Above, below market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2015	$1,450	$(47)	$1,403
Additions	74	(3)	71

At December 31, 2015	1,524	(50)	1,474
Additions	-	(32)	(32)

At December 31, 2016	1,524	(82)	1,442

Accumulated depreciation:

At January 1, 2015	871	(77)	794
Depreciation charge for the year	217	(7)	210

At December 31, 2015	1,088	(84)	1,004
Depreciation charge for the year	219	(26)	193

At December 31, 2016	1,307	(110)	1,197

Other assets, net:

At December 31, 2016	217	28	245

At December 31, 2015	$436	$34	$470

Intangible assets consist of lease contracts with tenants deriving from the purchase of a building complex in Geneva in 2011 and purchase of retail portfolio in Germany. See Note 1b(2).
Estimated amortization expenses by years are as follows:

Year	Estimated amortization expenses

2017	196
2018	38
2019	23
2020 and thereafter	(12)

$245